Schedule of Investments
June 30, 2021(Unaudited)
Forester Value Fund Class I

			Shares or Principal
Security Description			Amount ($)		Fair Value ($)(1)

Common Stocks - 75.89%

Basic Materials - 0.96%
Almonds Gold, Inc.			6,500		49,725

Communication Services - 2.24%
AT&T, Inc.			4,030		115,983

Consumer Discretionary - 2.81%
Ebay, Inc.			2,070		145,335

Consumer Staples - 13.96%
Conagra Brands, Inc.			2,780		101,136
General Mills, Inc.			2,860		174,260
JM Smucker Co.			1,010		130,866
The Kroger Co.			3,820		146,344
Tyson Foods, Inc. Class A			2,300		169,648

					722,254

Energy - 6.47%
Chevron Corp.			1,400		146,636
Exxon Mobil Corp.			790		49,833
Pioneer Natural Resources Co.			850		138,142

					334,611

Financials - 10.33%
Allstate Corp.			1,130		147,397
Aon PLC (United Kingdom)			510		121,768
Travelers Companies, Inc.			720		107,791
US Bancorp, Inc.			2,760		157,237

					534,193

Health Care - 16.32%
AbbVie, Inc.			400		45,056
Bristol Myers Squibb Co.			1,680		112,257
Cardinal Health, Inc.			1,920		109,613
Cigna Corp.			370		87,716
CVS Health Corp.			1,900		158,536
Johnson & Johnson			940		154,856
UnitedHealth Group, Inc.			440		176,194

					844,228

Industrial Goods - 6.31%
3M Co.			850		168,835
Quanta Services, Inc.			1,740		157,592

					326,427

Information Technology - 6.51%
International Business Machines Corp.			830		121,670
Microsoft Corp.			200		54,180
Oracle Corp.			2,070		161,129

					336,979

Materials - 2.74%
Newmont Goldcorp Corp.			2,236		141,718

Utilities - 7.23%
DTE Energy Co.			950		123,120
Exelon Corp.			2,800		124,068
First Energy Corp.			3,410		126,886

					374,074

Total Common Stock			(Cost $ 2,241,824)		3,925,527

U.S. Government Obligations - 9.67%

U.S. Government Treasury Bill, 0.000%, 08/19/2021			500,000		499,969

Total U.S. Government Obligations			(Cost $ 499,999)		499,969

Money Market Registered Investment Companies - 14.09%

Morgan Stanley Institutional Liquidity Fund Treasury Portfolio -.01% (4)			728,800		728,800

Total Money Market Registered Investment Companies			(Cost $ 728,800)		728,800

Total Investments - 100.01%			(Cost $ 3,470,623)		5,173,046

Liabilities in Excess of Other Assets - -.01%					(639)

Total Net Assets - 100.00%					5,172,407

Options

	Long (Short)		Notional Value of		Fair
	Contracts (5)	Expiration Date	Contracts ($) (6)		Value ($)
Put Options
S&P 500 Index, July 16, 2021 Put @ $3,700.00	20	7/16/2021	7,400,000		3,000
S&P 500 Index, August 20, 2021 Put @ $3,700.00	15	8/20/2021	5,550,000		15,750

Total Options	35		(Cost $ 173,331)		18,750

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2021 in valuing the Fund's assets carried at fair value:

			Investments in		Other Financial
Valuation Inputs			Securities		Instruments (9)
Level 1 - Quoted Prices			$5,173,046	$
Level 2 - Other Significant Observable Inputs			-		-
Level 3 - Significant Unobservable Inputs			-		-
Total			$5,173,046		$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) All or a portion of this security is on loan.
(4) Variable rate security; the coupon rate shown represents the yield at June 30, 20221
(5) Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(6) The notional amount is calculated by multiplying outstanding contracts by the exercise price at June 30, 2021.
(7) Fair valued security deemed as Level 3 security.
(8) Exchange-traded fund.
(9) Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.